Trade Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Trade Payables [Abstract]
Schedule of trade payables
	December 31,
	2021	2020
Accrued expenses	$758	$279
Open debts	441	277

	$1,199	$556